Fair Value Measurements (Details 2) (Liabilities, Recurring basis, Significant Unobservable Inputs (Level 3), USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Liabilities | Recurring basis | Significant Unobservable Inputs (Level 3)
Changes in liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Balance at the beginning of the period	$ 2,145,000	$ 1,031,000
Issuance of new warrants	534,000	885,000
Fair value increase included in warrant and other income (expense), net	422,000	229,000
Reclassification of warrants	(3,101,000)
Balance at the end of the period		$ 2,145,000